Schedule of Movements in Options on Issue Over Ordinary Shares (Details) (Parenthetical)	12 Months Ended
Jun. 30, 2023 $ / shares
Two Option [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.70
Options [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.00